FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2019 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2019
	RMB	RMB	RMB	RMB	US$
Assets
Financial products	—	25,679	—	25,679	3,689
Time deposits	—	12,319	—	12,319	1,769
Derivative:
Foreign currency forward contracts	—	116	—	116	17
Equity securities	10,037	—	—	10,037	1,442
Available-for-sale debt investments	—	—	2,548	2,548	366

Total Assets	10,037	38,114	2,548	50,699	7,283

Liabilities
Derivative:
Foreign currency forward contracts	—	9	—	9	1

Total Liabilities	—	9	—	9	1

	Fair Value Measurement at December 31, 2020 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$

Assets
Financial products	—	22,752	—	22,752	3,487
Time deposits	—	17,373	—	17,373	2,663
Derivative:
Foreign currency forward contracts	—	51	—	51	8
Equity securities	10,235	—	—	10,235	1,569
Available-for-sale debt investments	—	—	2,856	2,856	438

Total Assets	10,235	40,176	2,856	53,267	8,165

Liabilities
Derivative:
Foreign currency forward contracts	—	46	—	46	7
Interest rate swap contract	—	11	—	11	2

Total Liabilities	—	57	—	57	9

Schedule of roll forward of major Level 3 investments
The roll forward of major Level 3 investments are as follow
s
 (RMB in millions):

Total
Fair value of Level 3 investments as at December 31, 2018	2,717

Transfer into Level 3	55
New addition	153
Disposal of investments	(93)
Effect of exchange rate change	25
Other-than-temporary impairment	(205)
The change in fair value of the investments	(104)

Fair value of Level 3 investments as at December 31, 2019	2,548

Transfer into Level 3	563
New addition	54
Disposal of investments	(25)
Effect of exchange rate change	(131)
The change in fair value of the investments	(153)

Fair value of Level 3 investments as at December 31, 2020	2,856

Schedule of significant unobservable inputs adopted in the valuation	The significant unobservable inputs adopted in the valuation as of December 31, 2020 are as follows:

Unobservable Input
Revenue growth rate	3% -140%
Weighted average cost of capital	15% -17%
Lack of marketability discount	15% ~20%
Expected volatility	40%~53%
Probability	Liquidation scenario: 30%~70% Redemption scenario: 30% IPO scenario: 30%~40%